Rye Patch Acquisition - Summary of Replacement Warrants (Details)		12 Months Ended
	May 25, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Business Combinations [Line Items]
Risk-free interest rate		2.20%	1.20%
Annualized volatility		47.40%	75.40%
Dividend rate		0.00%	0.00%
Rye Patch [member] | Warrants [Member]
Disclosure Of Business Combinations [Line Items]
Risk-free interest rate	1.90%
Dividend rate	0.00%
Rye Patch [member] | Minimum [Member] | Warrants [Member]
Disclosure Of Business Combinations [Line Items]
Expected life of warrants	2 months 12 days
Annualized volatility	25.90%
Rye Patch [member] | Maximum [Member] | Warrants [Member]
Disclosure Of Business Combinations [Line Items]
Expected life of warrants	3 years 2 months 12 days
Annualized volatility	45.70%